CONCENTRATIONS (Details)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			0.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	21.00%		24.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%		12.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%		10.00%
Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	0.00%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	0.00%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	0.00%